Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Geographic Information
Revenue, Net	$ 6,670,414	$ 6,189,133	$ 5,746,902
Long-lived assets	869,800	845,227
Caribbean, Central and South America
Geographic Information
Revenue, Net	2,571,970	2,566,056	2,225,829
Africa
Geographic Information
Revenue, Net	1,578,341	1,471,574	1,489,409
United States
Geographic Information
Revenue, Net	1,389,784	1,303,533	1,328,116
Long-lived assets	555,882	530,169
Canada/Mexico
Geographic Information
Revenue, Net	393,502	351,505	407,593
Pacific Basin and Far East
Geographic Information
Revenue, Net	383,105	334,215	238,116
Eastern Mediterranean
Geographic Information
Revenue, Net	186,127	74,509	49,472
Europe
Geographic Information
Revenue, Net	167,585	87,741	8,367
Dominican Republic
Geographic Information
Long-lived assets	140,536	140,195
Argentina
Geographic Information
Long-lived assets	90,367	108,492
All Other
Geographic Information
Long-lived assets	$ 83,015	$ 66,371